Analysis Age of Recorded Investment in Financing Receivables that Past Due (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 64,584		¥ 63,515
60-89 days past due	36,291		46,697
90 days or more past due	217,196		246,242
Total past due	318,071		356,454
Current	69,627,393		65,722,119
Total	69,945,464	[1]	66,078,573	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	64,457		61,378
60-89 days past due	35,406		40,969
90 days or more past due	206,064		231,711
Total past due	305,927		334,058
Current	54,274,386		53,642,661
Total	54,580,313		53,976,719
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,788		3,587
60-89 days past due	1,911		2,409
90 days or more past due	32,830		46,353
Total past due	38,529		52,349
Current	8,040,342		7,534,259
Total	8,078,871		7,586,608
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	11,815		6,395
60-89 days past due	4,038		4,864
90 days or more past due	69,333		59,307
Total past due	85,186		70,566
Current	7,392,667		7,199,848
Total	7,477,853		7,270,414
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,385		3,325
60-89 days past due	1,916		2,436
90 days or more past due	13,829		14,571
Total past due	19,130		20,332
Current	3,952,881		3,960,947
Total	3,972,011		3,981,279
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	2,771		5,577
60-89 days past due	2,851		2,212
90 days or more past due	16,483		17,745
Total past due	22,105		25,534
Current	5,333,869		5,269,608
Total	5,355,974		5,295,142
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	711		630
60-89 days past due	558		5,859
90 days or more past due	3,687		7,591
Total past due	4,956		14,080
Current	3,142,150		3,186,490
Total	3,147,106		3,200,570
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
90 days or more past due	6		6
Total past due	6		6
Current	3,142,992		3,501,260
Total	3,142,998		3,501,266
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,907,426		6,911,725
Total	6,907,426		6,911,725
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due			62
60-89 days past due	18
90 days or more past due	122		174
Total past due	140		236
Current	4,521,854		4,318,723
Total	4,521,994	[2]	4,318,959	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	41,987		41,802
60-89 days past due	24,114		23,189
90 days or more past due	69,774		85,964
Total past due	135,875		150,955
Current	11,840,205		11,759,801
Total	11,976,080		11,910,756
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	127		2,137
60-89 days past due	885		5,728
90 days or more past due	11,132		14,531
Total past due	12,144		22,396
Current	15,353,007		12,079,458
Total	15,365,151		12,101,854
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,088,651		3,343,181
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 595,911		¥ 521,988

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.